Net income (loss) per share and net income (loss) attributable to common stockholders (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Net income (loss) per share and net income (loss) attributable to common stockholders
Net income (loss) attributable to X Financial	¥ 1,186,793,974	$ 167,156,435	¥ 811,996,439	¥ 825,407,023
Shares (denominator):
Weighted average number of ordinary shares used in computing basic EPS	288,115,969	288,115,969	316,444,826	329,230,273
Basic net income (loss) per share | (per share)	¥ 4.12	$ 0.58	¥ 2.57	¥ 2.51
Diluted effects of stock options and RSUs	2,717,245	2,717,245	5,958,561	7,650,809
Weighted average number of ordinary shares used in computing diluted EPS	290,833,214	290,833,214	322,403,387	336,881,082
Diluted net income (loss) per share | (per share)	¥ 4.08	$ 0.57	¥ 2.52	¥ 2.45